PROPERTY AND EQUIPMENT, NET - Carrying amounts of property and equipment held under capital leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	$ 164,812	¥ 1,147,387	¥ 1,227,752
Less: Accumulated depreciation	(58,634)	(408,196)	(291,579)
Property and equipment held under finance leases net excluding construction in progress	106,178	739,191	936,173
Construction-in-progress	271,936	1,893,165	786,377
Property and equipment held under finance leases, net	200,839	1,398,205	1,512,195
Property
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	52,480	365,353	365,353
Computer and network equipment
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	91,831	639,311	719,676
Optical Fibers
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	20,501	142,723	142,723
Construction-in-progress
Lessee, Lease, Description [Line Items]
Construction-in-progress	$ 94,661	¥ 659,014	¥ 576,022